                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated March 23, 2007
       to the Statement of Additional Information dated February 28, 2007


The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND     TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             OTHER
  POSITION(S) HELD WITH THE     AND/OR                                                          TRUSTEESHIP(S) HELD
            TRUST               OFFICER                                                              BY TRUSTEE
                                 SINCE
----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962      2007     Head of North American Retail Investments,           None
Vice President                             Director, Chief Investment Officer and Executive
                                           Vice President, AIM Funds Management Inc. d/b/a
                                           AIM Trimark Investments; Senior Vice President and
                                           Head of Equity Investments, A I M Advisors, Inc.
                                           and A I M Capital Management, Inc.; and
                                           Vice President, The AIM Family of
                                           Funds--Registered Trademark--

                                           Formerly:  Director, Trimark Trust

----------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961        2007     Chief Investment Officer of INVESCO Fixed Income     None"
Vice President                             and Vice President, INVESCO Institutional (N.A.),
                                           Inc.; Senior Vice President and Fixed Income Chief
                                           Investment Officer, A I M Advisors, Inc. and A I M
                                           Capital Management, Inc.; and Vice President, The
                                           AIM Family of Funds--Registered Trademark--
----------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS -- TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

-------------------------------------------------------------------------------------------------------------------------
     Name of Trustee                     Dollar Range of Equity Securities                  Aggregate Dollar Range of
                                                     Per Fund                               Equity Securities in All
                                                                                              Registered Investment
                                                                                          Companies Overseen by Trustee
                                                                                              in The AIM Family of
                                                                                          Funds--Registered Trademark--
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(4)                          N/A                                                    N/A
-------------------------------------------------------------------------------------------------------------------------
Robert H. Graham            AIM Developing Markets Fund                  Over $100,000            Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Philip A. Taylor(5)                            -- 0 --                                                -0-
-------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                                   -- 0 --                                            Over $100,000
-------------------------------------------------------------------------------------------------------------------------
                            AIM Developing Markets Fund                  $1 -- $10,000
Frank S. Bayley             AIM Trimark Small                                                     Over $100,000
                            Companies Fund                           $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------------
James T. Bunch                                 -- 0 --                                            Over $100,000(6)
-------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                              -- 0 --                                            Over $100,000(6)
-------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden                               -- 0 --                                            Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Jack M. Fields                                 -- 0 --                                            Over $100,000(6)
-------------------------------------------------------------------------------------------------------------------------
                            AIM Developing Markets Fund                   Over $100,000
Carl Frischling             AIM Trimark Small                                                     Over $100,000(6)
                            Companies Fund                         $50,001 -- $100,000
-------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                             -- 0 --                                            Over $100,000(6)
-------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                               -- 0 --                                            Over $100,000
-------------------------------------------------------------------------------------------------------------------------
                            AIM China Fund                          $10,001 -- $50,000
Ruth H. Quigley             AIM Developing Markets Fund             $10,001 -- $50,000         $50,001 -- $100,000
                            AIM Japan Fund                               $1 -- $10,000
-------------------------------------------------------------------------------------------------------------------------
                            AIM Developing Markets Fund              $10,001 - $50,000
Larry Soll                  AIM Global Health Care Fund            $50,001 -- $100,000            Over $100,000(6)
                            AIM Trimark Fund                         $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------------
Raymond Stickel, Jr.        AIM Trimark Small                                                      Over $100,000
                            Companies Fund                          $10,001 -- $50,000
-------------------------------------------------------------------------------------------------------------------------

----------------------------
(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."